FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets At Fair Value Through Other Comprehensive Income
Schedule of financial assets at fair value through other comprehensive income

	R$ thousands
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Brazilian government bonds	130,816,058	499,809	(7,486,852)	123,829,015
Corporate debt securities	1,668,220	50,109	(68,505)	1,649,824
Bank debt securities	4,058,853	2,427	(48,983)	4,012,297
Brazilian government bonds issued abroad	8,898,238	193,226	(131,131)	8,960,333
Foreign governments securities	8,309,452	15,206	-	8,324,658
Mutual funds	4,928,849	22,948	(3)	4,951,794
Marketable equity securities and other stocks	6,781,513	271,002	(2,487,852)	4,564,663
Balance on December 31, 2024 (1)	165,461,183	1,054,727	(10,223,326)	156,292,584

Brazilian government bonds	181,505,226	4,177,028	(2,473,306)	183,208,948
Corporate debt securities	1,389,653	26,930	(46,617)	1,369,966
Bank debt securities	6,400,767	10,895	(30,304)	6,381,358
Brazilian government bonds issued abroad	6,412,372	292,990	(35,319)	6,670,043
Foreign governments securities	7,404,614	2,690	(2,549)	7,404,755
Mutual funds	2,407,603	33,609	(158,249)	2,282,963
Marketable equity securities and other stocks	6,489,814	494,838	(1,453,079)	5,531,573
Balance on December 31, 2023	212,010,049	5,038,980	(4,199,423)	212,849,606
(1)	On December 31, 2024, Banco Bradesco changed the business model due to the alteration in the management of financial assets for the hedge portfolio of fixed-rate government securities, which became more static than originally anticipated, reflecting the Group management approach. These securities were reclassified from the Fair Value in Other Comprehensive Income (FVOCI) category to Amortized Cost (AC), in the amount of R$78,095,100 thousand. This improvement in the business model aims to reduce asymmetries in accounting treatment, as well as to present the Financial Statements in a manner that is more appropriate to the behavior of this portfolio. If this reclassification had not occurred, the amount of R$(6,972,104) thousand would have been recognized in other comprehensive income as an adjustment to fair value.

Schedule of financial assets at fair value through other comprehensive income maturity

	R$ thousands
	On December 31, 2024		On December 31, 2023
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	51,518,105	51,438,404	20,801,969	20,741,673
From 1 to 5 years	38,658,601	37,659,332	111,918,413	112,979,885
From 5 to 10 years	36,055,172	34,657,222	38,526,607	39,467,969
Over 10 years	27,518,943	23,021,169	31,865,643	31,845,543
No stated maturity	11,710,362	9,516,457	8,897,417	7,814,536
Total	165,461,183	156,292,584	212,010,049	212,849,606

Schedule of investments in equity instruments designated at fair value

	R$ thousands
	Cost	Adjustments to Fair value	Fair value
Marketable equity securities and other stocks	6,781,513	(2,216,850)	4,564,663
Total on December 31, 2024	6,781,513	(2,216,850)	4,564,663
Marketable equity securities and other stocks	6,489,814	(958,241)	5,531,573
Total on December 31, 2023	6,489,814	(958,241)	5,531,573

Schedule of reconciliation of expected losses of financial assets at FVOCI

R$ thousands
	Stage 1	Stage 2	Stage 3	Total
Expected loss of financial assets at FVOCI on December 31, 2022	129,812	6,180	165,292	301,284
Transferred to Stage 1	-	-	-	-
Transferred to Stage 2	-	-	-	-
Transfer from Stage 1	-	-	-	-
Transfer from Stage 2	-	-	-	-
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	(88,652)	(3,201)	(72,547)	(164,400)
Expected loss of financial assets at FVOCI on December 31, 2023	41,160	2,979	92,745	136,884
Transferred to Stage 1	-	-	-	-
Transferred to Stage 2	-	-	-	-
Transferred to Stage 3	-	-	-	-
Transfer from Stage 1	-	-	-	-
Transfer from Stage 2	-	-	-	-
Transfer from Stage 3	-	-	-	-
New assets originated / (Assets settled or paid)/Remeasurement of expected credit loss	(31,520)	(1,436)	(89,622)	(122,578)
Expected loss of financial assets at FVOCI on December 31, 2024	9,640	1,543	3,123	14,306